SUMMARY PROSPECTUS
January 31, 2020
FMI Common Stock Fund
Investor Class (Ticker Symbol: FMIMX)
Institutional Class (Ticker Symbol: FMIUX)
Before you invest, you may want to review the FMI Common Stock Fund (the “Fund”) Prospectus, which contains more information about the Fund and its risks. The current statutory Prospectus and Statement of Additional Information dated January 31, 2020 are incorporated by reference into this Summary Prospectus. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.fmifunds.com/fmimx. You can also get this information at no cost by calling 1-800-811-5311 or by sending an e-mail request to info@fmimgt.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or a bank). Instead, the reports will be made available on the Fund’s website www.fmifunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-811-5311.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-811-5311 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
A NO-LOAD MUTUAL FUND

FMI Funds, Inc. Advised by Fiduciary Management, Inc. www.fmifunds.com

Investment Objective: FMI Common Stock Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases	No Sales Charge	No Sales Charge

Maximum Deferred Sales Charge (Load)	No Deferred Sales Charge	No Deferred Sales Charge

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	No Sales Charge	No Sales Charge

Redemption Fee (transfer agent charge of $15 for each wire redemption)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)		0.83%		0.83%
Distribution and/or Service (12b-1) Fees		None		None
Other Expenses		0.18%		0.07%
Shareholder Servicing Fees	0.11%		None
Remaining Other Expenses	0.07%		0.07%
Total Annual Fund Operating Expenses		1.01%		0.90%

(1) Management fees have been restated, as if the reduction in management fees effective January 1, 2019 would have been in place for the entire fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$103	$322	$558	$1,236
Institutional Class	$92	$287	$498	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies: The Fund invests mainly in small- to medium-capitalization companies (namely, companies with less than $7 billion market capitalization at the time of initial purchase) listed or traded on a national securities exchange or on a national securities association. Under normal market conditions, the Fund invests 80% of its net assets in common stocks, including for purposes of this limitation common stocks of foreign companies traded as American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”), which are dollar-denominated securities of foreign issuers traded in the U.S.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:

•	A strong, defendable market niche or products and services niche that is difficult to replicate

•	A high degree of relative recurring revenue

•	Modestly priced products or services

•	Attractive return-on-investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)

•	Above-average growth or improving profitability prospects
The Fund considers valuation:

•	On both an absolute and relative to the market basis

•	Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:

•	The security has achieved its value potential

•	Such sale is necessary for portfolio diversification

•	Changing fundamentals signal a deteriorating value potential

•	Other securities have a better value potential
Principal Risks: There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

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Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market.

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Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

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Small Capitalization Companies Risk: Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.

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Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.

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Foreign Securities Risk: Stocks of non-U.S. companies (whether directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s expected exit from the European Union (or “Brexit”), may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

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Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Russell 2000® Index. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the index, please see “Index Descriptions” in the Prospectus. The Fund is the successor to the investment performance of the FMI Common Stock Fund, Inc. (the “Predecessor Fund”), which was reorganized into the Fund after the close of business on January 31, 2014. Accordingly, the performance information shown below for periods on or prior to January 31, 2014 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund. The past performance of the Fund and the Predecessor Fund (before and after taxes) are not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at www.fmifunds.com/current-performance/.
FMI Common Stock Fund – Investor Class
(Annual total return as of 12/31)
During the ten year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 15.84% (quarter ended December 31, 2011) and the lowest total return for a quarter was -16.31% (quarter ended September 30, 2011).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Total Returns (for the periods ended December 31, 2019)	One Year	Five Years	Ten Years	Since Institutional Class Inception (October 31, 2016)
FMI Common Stock Fund – Investor Class
Return before taxes	24.82%	7.75%	11.13%	N/A
Return after taxes on distributions	23.42%	5.75%	9.17%	N/A
Return after taxes on distributions and sale of Fund shares	15.68%	5.79%	8.85%	N/A
FMI Common Stock Fund – Institutional Class
Return before taxes	24.97%	N/A	N/A	12.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	25.52%	8.23%	11.83%	12.77%
Investment Adviser: Fiduciary Management, Inc. is the investment adviser for the Fund.
Portfolio Managers: The Fund’s investment decisions are made by a Portfolio Management Committee (“PMC”) that is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, which is comprised of the following individuals:

PMC Member	Title with Adviser	Years with Adviser
Patrick J. English, CFA®	Chairman, Chief Executive Officer and Chief Investment Officer	33
John S. Brandser	President, Chief Operating Officer and Chief Compliance Officer	25
Jonathan T. Bloom, CFA®	Director of Research	10
Robert M. Helf, CFA®	Research Analyst	22
Benjamin D. Karek	Research Analyst	3
Andy P. Ramer, CFA®	Research Analyst	17
Daniel G. Sievers, CFA®	Research Analyst	11
Matthew T. Sullivan, CFA®	Research Analyst	7
Jordan S. Teschendorf, CFA®	Research Analyst	5
Dain C. Tofson, CFA®	Research Analyst	*
* Less than one year.

Purchase and Sale of Fund Shares: The minimum initial investment amount for all new accounts is $1,000 for Investor Class shares and $100,000 for Institutional Class shares. Subsequent investments in the Fund for existing accounts may be made with a minimum investment of $50 if purchased through the Automatic Investment Plan and $100 for all other accounts.
Institutional Class shares are available to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with the Fund.
You may purchase, redeem, and exchange Investor Class and/or Institutional Class shares of the Fund each day the New York Stock Exchange is open. You may purchase, redeem, or exchange Fund Investor Class and/or Institutional Class shares: through the mail (FMI Common Stock Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701); by wire transfer; by telephone at 1-800-811-5311; or through a financial intermediary. Investors who wish to purchase, redeem or exchange Investor Class and/or Institutional Class shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders may be placed.
Tax Information: The Fund’s distributions generally will be taxable to you, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an (IRA), in which case such distributions may be taxable at a later date.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund Investor Class and/or Institutional Class shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. If made, these payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.